VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.6 - Schedule 5

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX		66699590	XXXX	XXXX	diligenceFinalLookPage	XXXX	XXXX	XXXX
XXXX		67439535	XXXX	XXXX	manual	XXXX	XXXX	XXXX
XXXX		65967636	XXXX	XXXX	manual	XXXX	XXXX	XXXX